Earnings per share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income Per Share
Basic and diluted net income per share for the three months ended March 31 are calculated as follows:

	Three months ended March 31,
	2025	2024
Net income attributable to common shareholders	$1,474	$5,169

Basic weighted average number of common shares outstanding	30,263,194	30,319,606
Stock options	329,234	418,285
DSUs	142,541	116,147
RSUs	192,246	189,998
Diluted weighted average number of common shares outstanding	30,927,215	31,044,036

Basic earnings per common share	$0.05	$0.17
Diluted earnings per common share	$0.05	$0.17